Annual Fund Operating Expenses - CAVU Securities Share - Invesco Liquid Assets Portfolio - CAVU Securities Class	Dec. 18, 2020
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.22%
Fee Waiver and/or Expense Reimbursement	0.04%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18%

[1]	"Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of CAVU Securities Class shares to 0.18%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.